Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021, including the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	Level	June 30, 2021
Assets:
Marketable securities held in Trust Account	1	$416,350,445

Liabilities:
Derivative liability – Class K Founder Shares	3	$16,550,000
Class K Founder common stock
Class K common stock was accounted for as a liability in accordance with ASC Topic 815 and presented as derivative liability on the accompanying June 30, 2021, balance sheet. The derivative liability was measured at fair value at inception and on a recurring basis, which changes in fair value presented within change in fair value of derivative liability in the statements of operations. In order to capture the market conditions associated with the Class K common stock liability, the Company applied an approach that incorporated a Monte Carlo simulation, which involved random iterations of future stock-price paths over the contractual life of the Class K common stock. Based on assumptions regarding potential changes in control of the Company, and the probability distribution of outcomes, the payoff to the holder was determined based on the achievement of the various market thresholds within each simulated path. The present value of the payoff in each simulated trial is calculated, and the fair value of the liability is determined by taking the average of all present values.
The key inputs into the Monte-Carlo simulation model for Class K common stock were as follows as of the issuance date and as of June 30, 2021:

Input	January 29, 2021 (Inception)	June 30, 2021
Risk-free interest rate	1.16%	1.48%
Term to business combination	0.9 years	0.5 years
Expected volatility	21.0%	15.0%
Stock Price	$10.00	$9.94
The following table presents a summary of the changes in the fair value of the Class K Founder Shares liability, a Level 3 liability, measured on a recurring basis, as of June 30, 2021:

Class K Founder Shares Derivative Liability
Fair value, January 29, 2021 (inception)	$36,550,000
Change in fair value of Class K Founder Shares liability	(22,950,000)
Fair value, March 31, 2021 (unaudited)	13,600,000
Change in fair value of Class K Founder Shares liability	2,950,000
Fair value, June 30, 2021 (audited)	$16,550,000
There were no transfers to and from Levels 1, 2, and 3 during the three months ended June 30, 2021, and the period from January 29, 2021 (inception) through June 30, 2021.
Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021, including the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	Level	September 30, 2021
Assets:
Marketable securities held in Trust Account	1	$416,354,760
Liabilities:
Derivative liability – Class K Founder Shares	3	$10,300,000
Class K Founder Shares Derivative Liabilities
Class K Founder Shares is accounted for as a liability in accordance with ASC Topic 815 and presented as derivative liability on the accompanying September 30, 2021, balance sheet. The derivative liability was measured at fair value at inception and on a recurring basis, which changes in fair value presented within change in fair value of derivative liability in the statements of operations. In order to capture the market conditions associated with the Class K Founder Shares derivative liabilities, the Company applied an approach that incorporated a Monte Carlo simulation, which involved random iterations of future stock-price paths over the contractual life of the Class K Founder Shares. Based on assumptions regarding potential changes in control of the Company, and the probability distribution of outcomes, the payoff to the holder was determined based on the achievement of the various market thresholds within each simulated path. The present value of the payoff in each simulated trial is calculated, and the fair value of the liability is determined by taking the average of all present values.
The key inputs into the Monte-Carlo simulation model for Class K Founder Shares derivative liabilities were as follows as of the issuance date and as of September 30, 2021:

Input	January 29, 2021 (Inception)	September 30, 2021
Risk-free interest rate	1.16%	1.53%
Term to business combination	0.9 years	0.3 years
Expected volatility	21.00%	12.50%
Stock price	$10.00	$10.18
Dividend yield	0.00%	0.00%
The following table presents a summary of the changes in the fair value of the Class K Founder Shares derivative liabilities, a Level 3 liability, measured on a recurring basis, as of September 30, 2021:

Class K Founder Shares Derivative Liabilities
Initial measurement on January 29, 2021	$36,550,000
Change in fair value of Class K Founder Shares Derivative Liabilities	(22,950,000)
Fair Value, March 31, 2021 (unaudited)	$13,600,000
Change in fair value of Class K Founder Shares Derivative Liabilities	2,950,000
Fair Value, June 30, 2021 (audited)	$16,550,000
Change in fair value of Class K Founder Shares Derivative Liabilities	(6,250,000)
Fair Value, September 30, 2021 (unaudited)	$10,300,000
There were no transfers to and from Levels 1, 2, and 3 during the three months ended September 30, 2021, and the period from January 29, 2021 (inception) through September 30, 2021.
Fair Value Measurements
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurement as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$28,371	$—	$—	$28,371
Marketable securities:
Commercial paper	—	27,473	—	27,473
Corporate securities	—	6,938	—	6,938
U.S. Treasury securities	—	16,158	—	16,158
Asset-backed securities	—	2,772	—	2,772
Total marketable securities	—	53,341	—	53,341
Total cash equivalents and marketable securities	$28,371	$53,341	$—	$81,712

	Fair Value Measurement as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$4,090	$—	$—	$4,090
Marketable securities:
Certificates of deposit	—	4,586	—	4,586
Commercial paper	—	18,128	—	18,128
Corporate securities	—	11,178	—	11,178
U.S. Treasury securities	—	51,345	—	51,345
Asset-backed securities	—	10,208	—	10,208
Total marketable securities	—	95,445	—	95,445
Total cash equivalents and marketable securities	$4,090	$95,445	$—	$99,535
The Company classifies its cash equivalents, marketable securities, and restricted cash within Level 1 or Level 2 because it determines their fair values using quoted market prices or alternative pricing sources and models utilizing market observable inputs. There were no transfers between levels of the fair value hierarchy during the years ended December 31, 2020 and 2019.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The carrying amounts of certain financial instruments, including cash held in banks, accounts receivable, and accounts payable approximate fair value due to their short-term maturities and are excluded from the fair value table above.
Fair Value Measurements
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurement as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$18,014	$—	$—	$18,014
Marketable securities:
Commercial paper	—	26,573	—	26,573
Corporate securities	—	5,493	—	5,493
U.S. Treasury securities	—	—	—	—
Asset-backed securities	—	8,173	—	8,173
Total marketable securities	—	40,239	—	40,239
Total cash equivalents and marketable securities	$18,014	$40,239	$—	$58,253

	Fair Value Measurement as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$28,371	$—	$—	$28,371
Marketable securities:
Commercial paper	—	27,473	—	27,473
Corporate securities	—	6,938	—	6,938
U.S. Treasury securities	—	16,158	—	16,158
Asset-backed securities	—	2,772	—	2,772
Total marketable securities	—	53,341	—	53,341
Total cash equivalents and marketable securities	$28,371	$53,341	$—	$81,712
The Company classifies its cash equivalents, marketable securities, and restricted cash within Level 1 or Level 2 because it determines their fair values using quoted market prices or alternative pricing sources and models utilizing market observable inputs. There were no transfers between levels of the fair value hierarchy during the periods presented.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The carrying amounts of certain financial instruments, including cash held in banks, accounts receivable, and accounts payable approximate fair value due to their short-term maturities and are excluded from the fair value table above.